Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 886,000
Previously Paid Amount	0.00
Total Fee Amount	135.65
Total Offset Amount	0.00
Net Fee	135.65
Narrative - Max Aggregate Offering Price	$ 886,000
Final Prospectus	true